SHARE CAPITAL (Narrative) (Details)	7 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Share $ / shares shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) Share shares	Jun. 01, 2019 shares
Disclosure of classes of share capital [abstract]
Number of shares issued | shares	39,739,047	39,739,047	35,114,048	35,114,048
Number of shares outstanding | shares	39,739,047	39,739,047	35,114,048	35,114,048	33,138,247
Number of shares issued in ATM | shares		282,700
ATM average share price | $ / shares		$ 10.58
ATM gross proceeds		$ 3,000,000
ATM aggregate commissions paid or payable to agents and other share issue costs		100,000
Proceeds from ATM, net of share issue costs		$ 2,864,210
Acquisition of royalty and other interests (shares) | shares		2,195,262		359,695
Conversion on loan payable (shares) | shares		1,258,992
Number of shares issued during period for exercise of share purchase warrants | shares		724,170		959,698
Number of shares issued during period for vesting of RSU and exercise of stock options | shares		163,875		656,408
Percentage of maximum number of shares reserved for issuance under stock option plan		10.00%
Weighted average remaining life of stock options outstanding		3 years 3 days		3 years 2 months 15 days
Maximum number of restricted share units reserved for issuance | shares	800,000	800,000
Stock options granted | Share		420,000		600,000
Weighted average exercise price, Granted | $ / shares	$ 12.85		$ 7.66
Fair value at measurement date, share options granted	$ 2,065,032	$ 2,065,032	$ 1,738,607	$ 1,738,607
Weighted average fair value per option granted	$ 4.92	4.92	$ 2.90	2.90
Share-based payments expense		1,066,094		1,068,013
Share-based payments expense vesting terms of RSUs granted		566,038		496,739
Share-based payments expense of offsetting credit share capital		225,426		290,135
Share-based payments expense of offsetting credit reserves		$ 340,612		$ 206,604